Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation Disclosure [Text Block]
Agree Realty Corporation
Schedule III – Real Estate and Accumulated Depreciation	December 31, 2011

Column A	Column B	Column C		Column D	Column E			Column F	Column G	Column H
										Life on Which
				Costs	Gross Amount at Which Carried					Depreciation in
		Initial Cost		Capitalized	At Close of Period				Date of	Latest Income
			Buildings and	Subsequent to		Buildings and		Accumulated	Construction	Statement is
Description	Encumbrance	Land	Improvements	Acquisition	Land	Improvements	Total	Depreciation	or Acquisition	Computed
Borman Center, MI	0	$550,000	$562,404	$1,087,596	$550,000	$1,650,000	$2,200,000	$1,494,272	1977	40 Years
Capital Plaza, KY	0	7,379	2,240,607	3,434,142	7,379	5,674,749	5,682,128	2,460,627	1978	40 Years
Charlevoix Commons, MI	0	305,000	5,152,992	111,568	305,000	5,264,560	5,569,560	2,767,422	1991	40 Years
Chippewa Commons, WI	0	1,197,150	6,367,560	492,995	1,197,150	6,860,555	8,057,705	3,567,535	1990	40 Years
Grayling Plaza, MI	0	200,000	1,778,657	0	200,000	1,778,657	1,978,657	1,233,870	1984	40 Years
Ironwood Commons, MI	0	167,500	8,181,306	360,245	167,500	8,541,551	8,709,051	4,327,337	1991	40 Years
Marshall Plaza Two, MI	0	0	4,662,230	121,044	0	4,783,274	4,783,274	2,461,325	1990	40 Years
North Lakeland Plaza, FL	0	1,641,879	6,364,379	1,995,896	1,641,879	8,360,275	10,002,154	4,473,894	1987	40 Years
Oscoda Plaza, MI	0	183,295	1,872,854	0	183,295	1,872,854	2,056,149	1,296,007	1984	40 Years
Petoskey Town Center, MI	0	875,000	8,895,289	360,154	875,000	9,255,443	10,130,443	4,743,338	1990	40 Years
Plymouth Commons, WI	0	535,460	5,667,504	282,915	535,460	5,950,419	6,485,879	3,120,894	1990	40 Years
Rapids Associates, MI	0	705,000	6,854,790	2,114,617	705,000	8,969,407	9,674,407	3,877,547	1990	40 Years
Shawano Plaza, WI	0	190,000	9,133,934	293,627	190,000	9,427,561	9,617,561	4,991,687	1990	40 Years
West Frankfort Plaza, IL	0	8,002	784,077	150,869	8,002	934,946	942,948	627,682	1982	40 Years
Omaha Store, NE	0	1,705,619	2,053,615	(664,272)	1,039,195	2,055,767	3,094,962	828,722	1995	40 Years
Wichita Store, KS	0	1,039,195	1,690,644	(48,910)	1,139,677	1,541,252	2,680,929	687,059	1995	40 Years
Monroeville, PA	0	6,332,158	2,249,724	(3,980,000)	3,153,890	1,447,992	4,601,882	834,630	1996	40 Years
Columbus, OH	0	826,000	2,336,791	(750,000)	551,000	1,861,791	2,412,791	929,847	1996	40 Years
Boynton Beach, FL	0	1,534,942	2,043,122	3,976,385	1,534,942	6,019,507	7,554,449	1,128,073	1996	40 Years
Lawrence, KS	0	981,331	3,000,000	(1,510,873)	419,791	2,050,667	2,470,458	1,132,557	1997	40 Years
Waterford, MI	1,256,125	971,009	1,562,869	135,390	971,009	1,698,259	2,669,268	593,354	1997	40 Years
Chesterfield Township, MI	1,379,233	1,350,590	1,757,830	(46,164)	1,350,590	1,711,666	3,062,256	578,269	1998	40 Years
Grand Blanc, MI	1,317,679	1,104,285	1,998,919	43,929	1,104,285	2,042,848	3,147,133	656,780	1998	40 Years
Pontiac, MI	1,263,428	1,144,190	1,808,955	(113,506)	1,144,190	1,695,449	2,839,639	563,324	1998	40 Years
Mt Pleasant Shopping Center, MI	0	907,600	8,081,968	1,005,388	907,600	9,087,356	9,994,956	3,832,084	1973	40 Years
Columbia, MD	2,153,088	1,545,509	2,093,700	(548,411)	1,211,509	1,879,289	3,090,798	745,108	1999	40 Years
Rochester, MI	2,287,188	2,438,740	2,188,050	1,949	2,438,740	2,189,999	4,628,739	684,351	1999	40 Years
Ypsilanti, MI	2,065,773	2,050,000	2,222,097	29,624	2,050,000	2,251,721	4,301,721	675,560	1999	40 Years
Germantown, MD	2,024,655	1,400,000	2,288,890	(761,000)	1,077,600	1,850,290	2,927,890	710,690	2000	40 Years
Petoskey, MI	1,436,911	0	2,332,473	(1,721)	0	2,330,752	2,330,752	680,603	2000	40 Years
Flint, MI	2,167,350	2,026,625	1,879,700	(1,201)	2,026,625	1,878,499	3,905,124	516,593	2000	40 Years
Flint, MI	1,864,903	1,477,680	2,241,293	0	1,477,680	2,241,293	3,718,973	609,348	2001	40 Years
New Baltimore, MI	1,590,988	1,250,000	2,285,781	(16,502)	1,250,000	2,269,279	3,519,279	588,769	2001	40 Years
Flint, MI	3,447,248	1,729,851	1,798,091	660	1,729,851	1,798,751	3,528,602	436,535	2002	40 Years
Oklahoma City, OK	2,605,356	1,914,859	2,057,034	(1,540,000)	1,082,487	1,349,406	2,431,893	463,743	2002	40 Years
Omaha, NE	2,390,689	1,530,000	2,237,702	(659,000)	1,266,400	1,842,302	3,108,702	524,189	2002	40 Years
Indianapolis, IN	0	180,000	1,117,617	0	180,000	1,117,617	1,297,617	261,862	2002	40 Years
Big Rapids, MI	0	1,201,675	2,014,107	(2,000)	1,201,675	2,012,107	3,213,782	440,189	2003	40 Years
Flint, MI	0	0	471,272	(201,809)	0	269,463	269,463	85,329	2003	20 Years
Canton Twp, MI	0	1,550,000	2,132,096	23,020	1,550,000	2,155,116	3,705,116	435,464	2003	40 Years
Flint, MI	3,995,296	1,537,400	1,961,674	0	1,537,400	1,961,674	3,499,074	384,245	2004	40 Years
Webster, NY	0	1,600,000	2,438,781	0	1,600,000	2,438,781	4,038,781	475,058	2004	40 Years
Albion, NY	0	1,900,000	3,037,864	0	1,900,000	3,037,864	4,937,864	541,122	2004	40 Years
Flint, MI	3,054,465	1,029,000	2,165,463	(6,666)	1,029,000	2,158,797	3,187,797	384,495	2004	40 Years
Lansing, MI	0	785,000	348,501	3,045	785,000	351,546	1,136,546	65,879	2004	40 Years
Boynton Beach, FL	0	1,569,000	2,363,524	0	1,569,000	2,363,524	3,932,524	452,023	2004	40 Years

Column A	Column B	Column C		Column D	Column E			Column F	Column G	Column H
										Life on Which
				Costs	Gross Amount at Which Carried					Depreciation in
		Initial Cost		Capitalized	At Close of Period				Date of	Latest Income
			Buildings and	Subsequent to		Buildings and		Accumulated	Construction	Statement is
Description	Encumbrance	Land	Improvements	Acquisition	Land	Improvements	Total	Depreciation	or Acquisition	Computed
Midland, MI	0	2,350,000	2,313,413	2,070	2,350,000	2,315,483	4,665,483	373,778	2005	40 Years
Grand Rapids, MI	3,025,078	1,450,000	2,646,591	0	1,450,000	2,646,591	4,096,591	419,045	2005	40 Years
Delta Township, MI	3,410,096	2,075,000	2,535,971	7,015	2,075,000	2,542,986	4,617,986	392,100	2005	40 Years
Roseville, MI	3,026,157	1,771,000	2,327,052	0	1,771,000	2,327,052	4,098,052	356,328	2005	40 Years
Mt Pleasant, MI	0	1,075,000	1,432,390	4,787	1,075,000	1,437,177	2,512,177	218,558	2005	40 Years
N Cape May, NJ	0	1,075,000	1,430,092	495	1,075,000	1,430,587	2,505,587	217,565	2005	40 Years
Summit Twp, MI	1,724,117	998,460	1,336,357	0	998,460	1,336,357	2,334,817	176,766	2006	40 Years
Livonia, MI	4,031,342	1,200,000	3,441,694	817,589	1,200,000	4,259,283	5,459,283	458,616	2007	40 Years
Barnesville, GA	0	932,500	2,091,514	5,490	932,500	2,097,004	3,029,504	220,593	2007	40 Years
East Lansing, MI	0	1,450,000	1,002,192	155,733	1,450,000	1,157,925	2,607,925	121,245	2007	40 Years
Plainfield, IN	0	4,549,758	0	62,884	4,612,642	0	4,612,642	0	2007	40 Years
Macomb Township, MI	4,509,280	2,621,500	3,484,212	799	2,621,500	3,485,011	6,106,511	333,963	2008	40 Years
Ypsilanti, MI	0	1,850,000	3,034,335	1,224	1,850,000	3,035,559	4,885,559	271,918	2008	40 Years
Shelby Township, MI	3,424,008	2,055,174	2,533,876	47,775	2,058,474	2,578,351	4,636,825	219,427	2008	40 Years
Silver Springs Shores, FL	0	1,975,000	2,504,112	(5,400)	1,975,000	2,498,712	4,473,712	187,539	2009	40 Years
Brighton, MI	0	1,365,000	2,802,036	6,370	1,365,000	2,808,406	4,173,406	198,796	2009	40 Years
Port St John, FL	0	2,320,860	2,402,641	880	2,320,860	2,403,521	4,724,381	160,220	2009	40 Years
Lowell, MI	0	890,000	1,930,182	10,191	890,000	1,940,373	2,830,373	109,082	2009	40 Years
Southfield, MI	0	1,200,000	125,616	2,054	1,199,990	127,680	1,327,670	7,041	2009	40 Years
Atchison, KS	0	943,750	3,021,672	0	823,170	3,142,252	3,965,422	116,327	2010	40 Years
Johnstown, OH	0	485,000	2,799,502	0	485,000	2,799,502	3,284,502	104,982	2010	40 Years
Lake in the Hills, IL	0	2,135,000	3,328,560	0	1,690,000	3,773,560	5,463,560	135,946	2010	40 Years
Concord, NC	0	7,676,305	0	0	7,676,305	0	7,676,305	0	2010	40 Years
Antioch, IL	0	1,087,884	0	0	1,087,884	0	1,087,884	0	2010	40 Years
St Augustine Shores, FL	0	1,700,000	1,973,929	(4,754)	1,700,000	1,969,175	3,669,175	55,245	2010	40 Years
Atlantic Beach, FL	0	1,650,000	1,904,357	1,262	1,650,000	1,905,619	3,555,619	55,477	2010	40 Years
Mansfield, CT	0	700,000	1,902,191	508	700,000	1,902,699	2,602,699	53,511	2010	40 Years
Spring Grove, IL	0	1,191,199	0	0	1,191,199	0	1,191,199	0	2010	40 Years
Ann Arbor, MI	0	0	3,061,507	(37,089)	0	3,024,418	3,024,418	94,744	2010	40 Years
Tallahassee, FL	0	0	1,482,462	0	0	1,482,462	1,482,462	38,606	2010	40 Years
Wilmington, NC	0	1,500,000	1,348,591	0	1,500,000	1,348,591	2,848,591	30,905	2011	40 Years
Marietta, GA	0	575,000	696,297	0	575,000	696,297	1,271,297	8,703	2011	40 Years
Baltimore, MD	0	2,610,430	0	0	2,610,430	0	2,610,430	0	2011	40 Years
Dallas, TX	0	701,320	778,905	0	701,320	778,905	1,480,225	8,114	2011	40 Years
Chandler, AZ	0	332,868	793,898	0	332,868	793,898	1,126,766	5,002	2011	40 Years
New Lenox, IL	0	1,422,488	0	0	1,422,488	0	1,422,488	0	2011	40 Years
Roseville, CA	0	2,800,000	3,695,455	0	2,800,000	3,695,455	6,495,455	30,795	2011	40 Years
Fort Walton Beach, FL	0	542,200	1,958,790	0	542,200	1,958,790	2,500,990	4,081	2011	40 Years
Leawood, KS	3,403,604	989,622	3,003,541	0	989,622	3,003,541	3,993,163	0	2011	40 Years
Salt Lake City, UT	0	0	6,810,104	0	0	6,810,104	6,810,104	35,469	2011	40 Years
Macomb Township, MI	0	0	22,982	0	0	22,982	22,982	0	2011	40 Years
Sub Total	62,854,057	115,425,241	216,735,749	6,252,906	108,592,713	229,821,183	338,413,896	68,589,778

Retail Facilities Under Development
Other	-	80,000	1,580,015	-	80,000	1,580,015	1,660,015	-	N/A	N/A
Total	$62,854,057	$115,505,241	$218,315,764	$6,252,906	$108,672,713	$231,401,198	$340,073,911	$68,589,778

1.	Reconciliation of Real Estate Properties

The following table reconciles the Real Estate Properties from January 1, 2009 to December 31, 2011:

	2011	2010	2009

Balance at January 1	$339,492,832	$320,444,168	$311,342,882
Construction and acquisition cost	31,219,239	39,107,853	9,101,286
Impairment charge	(13,500,000)	(8,140,000)	—
Disposition of real estate	(17,138,160)	(11,919,189)	—

Balance at December 31	$340,073,911	$339,492,832	$320,444,168

2.	Reconciliation of Accumulated Depreciation

The following table reconciles the Real Estate Properties from January 1, 2009 to December 31, 2011:

	2011	2010	2009

Balance at January 1	$67,383,413	$64,076,469	$58,502,384
Current year depreciation expense	6,005,270	5,759,599	5,574,085
Disposition of real estate	(4,798,905)	(2,452,655)	—

Balance at December 31	$68,589,778	$67,383,413	$64.076,469

3.	Tax Basis of Buildings and Improvements

The aggregate cost of Building and Improvements for federal income tax purposes is approximately $15,359,000 less than the cost basis used for financial statement purposes.